Inventories (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Inventories [Abstract]
Current materials and supplies to be consumed in production process or rendering services	$ 458,913	$ 422,535
Cost of inventories recognised as expense during period	75,892	80,930
Products In Progress	111,316	108,909
Finished product	$ 99,551	$ 176,561